UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        May 13, 2010
     ---------------------        -----------------        -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            148
                                            ----------

Form 13F Information Table Value Total:     $  134,743
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101   1580      13111   SH         Sole        N/A       13111
ABBOTT LABS                    COM              002824100    732      15107   SH         Sole        N/A       15107
ABIOMED INC                    COM              003654100    977      40512   SH         Sole        N/A       40512
AGILENT TECHNOLOGIES INC       COM              00846U101    321       5872   SH         Sole        N/A        5872
ALLSTATE CORP                  COM              020002101    352       8089   SH         Sole        N/A        8089
AMERICA ONLINE INC DEL         COM              02364J104    288       8270   SH         Sole        N/A        8270
AMERICAN BK CONN WATERBURY     COM              024327108   2774     121280   SH         Sole        N/A      121280
AMERICAN EXPRESS CO            COM              025816109   1362      24793   SH         Sole        N/A       24793
AMERICAN HOME PRODS CORP       COM              026609107   1746      27472   SH         Sole        N/A       27472
AMERICAN I N T L PETROLEUM
   CORP                        COM PAR S0.08N   026909407      2      14000   SH         Sole        N/A       14000
AMERICAN INTL GROUP INC        COM              026874107   3731      37855   SH         Sole        N/A       37855
AMERICAN PWR CONVERSION CORP   COM              029066107    222      18000   SH         Sole        N/A       18000
ANADARKO PETE CORP             COM              032511107    272       3829   SH         Sole        N/A        3829
APACHE CORP                    COM              037411105    301       4300   SH         Sole        N/A        4300
APPLERA CORP                   COM AP BIO GRP   038020103   1204      12800   SH         Sole        N/A       12800
AT&T INC                       COM              00206R102    484      28037   SH         Sole        N/A       28037
ATLT CORP                      COM L I B GRP A  001957208   1235      91070   SH         Sole        N/A       91070
AUTOMATIC DATA PROCESSING IN   COM              053015103   1351      21345   SH         Sole        N/A       21345
BAKER HUGHES INC               COM              057224107    349       8400   SH         Sole        N/A        8400
BANKNORTH GROUP INC NEW        COM              06646R107   1216      61375   SH         Sole        N/A       61375
BAXTER INTL INC                COM              071813109    245       2776   SH         Sole        N/A        2776
BELLSOUTH CORP                 COM              079860102    773      18875   SH         Sole        N/A       18875
BERKLEY W R CORP               COM              084423102    283       6000   SH         Sole        N/A        6000
BIOTECH HOLDERS TR             DEPOSTRY RCPTS   09067D201    204       1200   SH         Sole        N/A        1200
BJS WHOLESALE CLUB INC         COM              05548J106    261       6800   SH         Sole        N/A        6800
BOEING CO                      COM              097023105   1234      18700   SH         Sole        N/A       18700
BP PLC                         SPONSORED ADR    055622104    984      20559   SH         Sole        N/A       20559
BRISTOL MYERS SQUIBB CO        COM              110122108   3046      41196   SH         Sole        N/A       41196
BURLINGTON RES INC             COM              122014103   1111      22000   SH         Sole        N/A       22000
CAPITAL ONE FINL CORP          COM              14040H105    441       6700   SH         Sole        N/A        6700
CENDANT CORP                   COM              151313103    346      35960   SH         Sole        N/A       35960
CHASE MANHATTAN CORP NEW       COM              16161A108    654      14397   SH         Sole        N/A       14397
CHITTENDEN CORP                COM              170228100    201       6631   SH         Sole        N/A        6631
CISCO SYS INC                  COM              17275R102    661      17273   SH         Sole        N/A       17273
CITIGROUP INC                  COM              172967101   3044      59622   SH         Sole        N/A       59622
COCA COLA CO                   COM              191216100    602       9879   SH         Sole        N/A        9879
COMCAST CORP NEW               CL A SPL         20030N200    748      17950   SH         Sole        N/A       17950
COMPAQ COMPUTER CORP           COM              204493100    201      13328   SH         Sole        N/A       13328
CORNING INC                    COM              219350105    800      15155   SH         Sole        N/A       15155
COSTCO WHSL CORP NEW           COM              22160K105    467      11700   SH         Sole        N/A       11700
CVS CAREMARK CORPORATION       COM              126650100    902      15050   SH         Sole        N/A       15050
DELL COMPUTER CORP             COM              247025109    431      24700   SH         Sole        N/A       24700
DELPHI FINL GROUP INC          CL A             247131105    245       6362   SH         Sole        N/A        6362
DISNEY WALT CO                 COM DISNEY       254687106    684      23653   SH         Sole        N/A       23653
DOW CHEM CO                    COM              260543103    513      14010   SH         Sole        N/A       14010
DU PONT E IDE NEMOURS & CO     COM              263534109    403       8348   SH         Sole        N/A        8348
E M C CORP MASS                COM              268648102    221       3327   SH         Sole        N/A        3327
EASTMAN KODAK CO               COM              277461109    242       6150   SH         Sole        N/A        6150
ELECTRONIC DATA SYS NEW        COM              285661104   2278      39439   SH         Sole        N/A       39439
ELECTRONICS FOR IMAGING INC    COM              286082102    480      34450   SH         Sole        N/A       34450
EMERSON ELEC CO                COM              291011104   2091      26525   SH         Sole        N/A       26525
EQUITY OFFICE PROPERTIES TRUST COM              294741103    548      16808   SH         Sole        N/A       16808
EXXON MOBIL CORP               COM              30231G102   5380      61883   SH         Sole        N/A       61883
FEDERAL NATL MTG ASSN          COM              313586109    312       3600   SH         Sole        N/A        3600
FIDELITY NATL FINL INC         COM              316326107    497      13444   SH         Sole        N/A       13444
FIRST DATA CORP                COM              319963104   1929      36607   SH         Sole        N/A       36607
FIRST UN CORP                  COM              337358105    460      16526   SH         Sole        N/A       16526
FLEETBOSTON FINL CORP          COM              339030108   2020      53769   SH         Sole        N/A       53769
FVC COM INC                    COM              30266P100     12      12400   SH         Sole        N/A       12400
GANNETT INC                    COM              364730101    460       7300   SH         Sole        N/A        7300
GEMSTAR-TV GUIDE INTL INC      COM              36866W106    240       5200   SH         Sole        N/A        5200
GENERAL ELECTRIC CO            COM              369604103   8501     177327   SH         Sole        N/A      177327
GENERAL MTRS CORP              COM              370442105    284       5568   SH         Sole        N/A        5568
GENERAL MTRS CORP              CL H NEW         370442832    234      10159   SH         Sole        N/A       10159
GILLETTE CO                    COM              375766102    363      10048   SH         Sole        N/A       10048
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    271       4842   SH         Sole        N/A        4842
GOLDMAN SACHS GROUP INC        COM              381416104    247      17265   SH         Sole        N/A       17265
GUIDANT CORP                   COM              401698105   1442      26742   SH         Sole        N/A       26742
HALLIBURTON CO                 COM              406216101    941      25950   SH         Sole        N/A       25950
HARLEY DAVIDSON INC            COM              412822108    998      25100   SH         Sole        N/A       25100
HARTFORD FINL SVCS GROUP INC   COM              416515104    460       6507   SH         Sole        N/A        6507
HEWLETT PACKARD CO             COM              428236103   1334      42280   SH         Sole        N/A       42280
HOME DEPOT INC                 COM              437076102   1670      36562   SH         Sole        N/A       36562
HONEYWELL INTL INC             COM              438516106    795      16800   SH         Sole        N/A       16800
IMMUNEX CORP NEW               COM              452528102   1038      25550   SH         Sole        N/A       25550
IMS HEALTH INC                 COM              449934108   2061      76316   SH         Sole        N/A       76316
INTEL CORP                     COM              458140100    478      15893   SH         Sole        N/A       15893
INTERNATIONAL BUSINESS MACHS   COM              459200101   2029      23871   SH         Sole        N/A       23871
ISHARES TR                     DJ US FINL SEC   464287788    321       3685   SH         Sole        N/A        3685
ISHARES TR                     D J US HEALTHCR  464287762    498       6925   SH         Sole        N/A        6925
ISHARES TR                     DJ US TELECOMM   464287713    240       6175   SH         Sole        N/A        6175
JOHNSON & JOHNSON              COM              478160104   2707      25769   SH         Sole        N/A       25769
JONES APPAREL GROUP INC        COM              480074103    451      14000   SH         Sole        N/A       14000
JPMORGAN CHASE & CO            COM              46625H100    500       3020   SH         Sole        N/A        3020
KERR MCGEE CORP                COM              492386107    395       5900   SH         Sole        N/A        5900
KIMBERLY CLARK CORP            COM              494368103    215       3048   SH         Sole        N/A        3048
KOPIN CORP                     COM              500600101   1090      99100   SH         Sole        N/A       99100
KROGER CO                      COM              501044101    257       9500   SH         Sole        N/A        9500
LILLY ELI & CO                 COM              532457108   1696      18229   SH         Sole        N/A       18229
LUCENT TECHNOLOGIES INC        COM              549463107    462      34219   SH         Sole        N/A       34219
MARRIOTT INTL INC NEW          CL A             571903202    439      10400   SH         Sole        N/A       10400
MBIA INC                       COM              55262C100    912      12305   SH         Sole        N/A       12305
MCDONALDS CORP                 COM              580135101    970      28543   SH         Sole        N/A       28543
MCGRAW H I L L COS INC         COM              580645109    301       5132   SH         Sole        N/A        5132
MEDTRONIC INC                  COM              585055106    790      13078   SH         Sole        N/A       13078
MELLON F I N L CORP            COM              58551A108   1050      21350   SH         Sole        N/A       21350
MERCK 8 CO INC                 COM              589331107   3010      32145   SH         Sole        N/A       32145
METROMEDIA FIBER NETWORK INC   CL A             591689104    308      30400   SH         Sole        N/A       30400
MGIC INVT CORP WIS             COM              552848103    452       6700   SH         Sole        N/A        6700
MICROSOFT CORP                 COM              594918104    595      13704   SH         Sole        N/A       13704
MOTOROLA INC                   COM              620076109   1386      68420   SH         Sole        N/A       68420
NABORS INDS INC                COM              629568106    444       7500   SH         Sole        N/A        7500
NATIONAL INSTRS CORP           COM              636518102    587      12100   SH         Sole        N/A       12100
NEOMAGIC CORP                  COM              640497103    135      45800   SH         Sole        N/A       45800
NEWFIELD EXPL CO               COM              651290108    759      16000   SH         Sole        N/A       16000
NOBLE ENERGY INC               COM              655044105    966      21000   SH         Sole        N/A       21000
NOKIA CORP                     SPONSORED ADR    654902204    412       9475   SH         Sole        N/A        9475
NTL INC                        COM              629407107    327      13645   SH         Sole        N/A       13645
OMNICOM GROUP INC              COM              681919106    249       3000   SH         Sole        N/A        3000
OXFORD HEALTH PLANS INC        COM              691471106    549      13900   SH         Sole        N/A       13900
PEPSICO INC                    COM              713448108   1662      33529   SH         Sole        N/A       33529
PFIZER INC                     COM              717081103   2095      45549   SH         Sole        N/A       45549
PHARMACIA CORP                 COM              71713U102    315       5165   SH         Sole        N/A        5165
PITNEY BOWES INC               COM              724479100    543      16400   SH         Sole        N/A       16400
PRICE T ROWE GROUP INC         COM              74144T108    204       4675   SH         Sole        N/A        4675
PROCTER & GAMBLE CO            COM              742718109   1926      24553   SH         Sole        N/A       24553
PROGRESSIVE CORP OHIO          COM              743315103    850       8200   SH         Sole        N/A        8200
PROVIDIAN FINL CORP            COM              74406A102    391       6800   SH         Sole        N/A        6800
QWEST COMMUNICATIONS INTL INC  COM              749121109    300       7339   SH         Sole        N/A        7339
ROGERS COMMUNICATIONS INC      CL B             775109200    368      20800   SH         Sole        N/A       20800
SBC COMMUNICATIONS INC         COM              783876103   2395      50165   SH         Sole        N/A       50165
SCHERING PLOUGH CORP           COM              806605101    630      11100   SH         Sole        N/A       11100
SCHLUMBERGER LTD               COM              806857108   1522      19041   SH         Sole        N/A       19041
SCHWAB CHARLES CORP NEW        COM              808513105    307      10812   SH         Sole        N/A       10812
SERVICE CORP INTL              COM              817565104    243       9200   SH         Sole        N/A        9200
SLM HLDG CORP                  COM              78442A109    517       7600   SH         Sole        N/A        7600
STANLEY WKS                    COM              854616109   1304      41806   SH         Sole        N/A       41806
STAPLES INC                    COM              855030102    211      17862   SH         Sole        N/A       17862
STERIS CORP                    COM              859152100    443      27500   SH         Sole        N/A       27500
SUN MICROSYSTEMS INC           COM              866810104    676      24320   SH         Sole        N/A       24320
SYNOPSYS INC                   COM              871607107    820      17300   SH         Sole        N/A       17300
TEXACO INC                     COM              881694103    376       6058   SH         Sole        N/A        6058
TEXAS INSTRS INC               COM              882508104   1109      23400   SH         Sole        N/A       23400
TEXTRON INC                    COM              883203101   1011      21750   SH         Sole        N/A       21750
TYCO INTL LTD NEW              COM              902124106   1564      28182   SH         Sole        N/A       28182
UNITED TECHNOLOGIES CORP       COM              913017109    839      10677   SH         Sole        N/A       10677
UNITEDHEALTH GROUP INC         COM              91324P102    810      13200   SH         Sole        N/A       13200
VERIZON COMMUNICATIONS INC     COM              92343V104   1215      24230   SH         Sole        N/A       24230
VIACOM INC                     CL B             925524308    414       8853   SH         Sole        N/A        8853
VODAFONE AIRTOUCH PLC          SPONSORED ADR    92857T107    242       6765   SH         Sole        N/A        6765
WAL MART STORES INC            COM              931142103    642      12076   SH         Sole        N/A       12076
WASTE MGMT INC DEL             COM              94106L109   1099      39600   SH         Sole        N/A       39600
WESTPORT RES CORP NEW          COM              961418100    485      22100   SH         Sole        N/A       22100
WHIRLPOOL CORP                 COM              963320106    394       8255   SH         Sole        N/A        8255
WHITE MTNS INS GROUP LTD       COM              G9618E107    415       1300   SH         Sole        N/A        1300
WILLIAMS COS INC DEL           COM              969457100    925      23150   SH         Sole        N/A       23150
WORLDCOM INC GA NEW            COM              98157D106    305      21666   SH         Sole        N/A       21666
YUM BRANDS INC                 COM              988498101   1404      42533   SH         Sole        N/A       42533